COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Columbia Variable Portfolio — Marsico 21st Century Fund

(the “Fund”)

Supplement dated October 21, 2011 to the

Statement of Additional Information dated May 2, 2011, as supplemented

The section entitled “Marsico Portfolio Manager(s)” is revised as follows:

1.	All references to Corydon Gilchrist as Portfolio Manager of the Fund are deleted.

2.	The following is added to the table under the heading “Marsico Portfolio Managers”:

Portfolio Manager	Fund
Brandon Geisler	VP Marsico 21st Century Fund

3.	The table under the heading “Marsico Portfolio Manager(s) Information” is revised as follows regarding the Fund:

		Other Accounts Managed by the Marsico Portfolio Managers (excluding the Fund)			Dollar Range of Equity Securities in the Fund Beneficially Owned
Fund	Portfolio Manager	Number and Type of Account	Approximate Total Net Assets	Performance Based Accounts
VP Marsico 21st Century Fund	Brandon Geisler[1]	None	None	None	None

1.	Account information is provided as of September 30, 2011.

Shareholders should retain this Supplement for future reference.

C-6513-4 A (10/11)